Property and Equipment (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Risks and Uncertainties [Abstract]
Depreciation expense	$ 2,519	$ 16,993	$ 24,009	$ 50,936